Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) item	Jun. 30, 2023 ZAR (R) item
Financial risk management and financial instruments
Number of open interest rate swaps | item	0	0
Financial assets	R 86,216	R 92,029
Financial liabilities	R (168,266)	R (177,816)
Variable rate as a percentage of total financial assets	86.00%	88.00%
Fixed rate as a percentage of total financial assets	14.00%	12.00%
Variable rate as a percentage of total financial liabilities	38.00%	17.00%
Fixed rate as a percentage of total financial liabilities	62.00%	83.00%
US Dollar Bond, March 2024
Financial risk management and financial instruments
Repayments of borrowings	R 1,500
Variable
Financial risk management and financial instruments
Financial assets	42,053	R 50,123
Financial liabilities	(44,471)	(20,911)
Net financial instruments	(2,418)	29,212
Fixed
Financial risk management and financial instruments
Financial assets	7,046	7,005
Financial liabilities	(72,680)	(103,317)
Net financial instruments	R (65,634)	R (96,312)
Interest rate risk | Variable
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%
Interest rate risk | Variable | South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 250	R 300
Interest rate risk | Variable | Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable	32	28
Interest rate risk | Variable | United States
Financial risk management and financial instruments
Income statement impact of increase in risk variable	(328)	(63)
Interest rate risk | Variable | Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 21	R 26